Exhibit 1

Deloitte & Touche LLP
3 Second Street Suite 301
Harborside Plaza 10
Jersey City, NJ 07302
USA

Tel: +1 212 937 8202
www.deloitte.com

Morgan Stanley & Co. LLC Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC 1585 Broadway New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of BX Trust 2026-LBTY, Commercial Mortgage Pass-Through Certificates, Series 2026-LBTY. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Barclays Capital Inc., Barclays Capital Real Estate Inc., Natixis Real Estate Capital LLC, Natixis Securities Americas LLC, Scotia Capital (USA) Inc., The Bank of Nova Scotia, Royal Bank of Canada, RBC Capital Markets, LLC and Truist Securities, Inc. (collectively, with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On July 28, 2026, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan (the “Mortgage Loan”) that is secured by 15 mortgaged properties (collectively, with the Mortgage Loan, the “Mortgage Asset”).

From July 13, 2026 through July 28, 2026, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

Member of
Deloitte Touche Tohmatsu Limited

2

At your request, for the Mortgage Asset set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Asset underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

July 28, 2026

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Company, with respect to the Mortgage Asset (the “Source Documents”):

Draft loan agreement and draft replacement, amended and restated promissory note (collectively, the “Loan Agreement”);

Draft schedule of allocated loan amount and appraisal value (the “ALA”);

Draft guaranty (the “Guaranty”);

Draft proforma title policy (the “Title”);

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Phase I environmental report (the “Phase I Report”);

Seismic risk report (the “Seismic Report”);

Draft CRE insurance risk analysis (the “Insurance Risk Analysis”);

Draft non-consolidation opinion (the “Non-Consolidation Opinion”);

Underwritten rent roll (the “Underwritten Rent Roll”); and

Underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Prop ID	Identification purposes only - not applicable
3	Loan / Property Name	Identification purposes only - not applicable
4	Street Address	Appraisal Report
5	City	Appraisal Report
6	State	Appraisal Report
7	County	Appraisal Report
8	Zip Code	Appraisal Report
9	Property Type	Appraisal Report
10	Property Type Detail	Appraisal Report
11	Year Built	Appraisal Report
12	Most Recent Renovation	Appraisal Report
13	Total Property Units	Underwritten Rent Roll
14	Total Property Occupancy Rate	Underwritten Rent Roll
15	Occupancy As of Date	Underwritten Rent Roll
16	Mortgage Loan Per Unit	Refer to calculation procedures
17	Total Debt Per Unit	Refer to calculation procedures
18	Mortgage Loan Original Balance	Loan Agreement / ALA
19	Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
20	Mezzanine Loan Original Balance	Loan Agreement
21	Mezzanine Loan Cut-off Date Balance	Not applicable
22	Subordinate Loan Original Balance	Loan Agreement
23	Subordinate Loan Cut-off Date Balance	Not applicable
24	Total Debt Original Balance	Loan Agreement
25	Total Debt Cut-off Date Balance	Refer to calculation procedures
26	Loan Purpose	None - Company Provided
27	Sponsor	Loan Agreement
28	Carve-Out Guarantor(s)	Guaranty
29	Borrower	Loan Agreement
30	Title Type	Title
31	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
32	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures
33	Mortgage Loan Annual IO Debt Service At Cap	None - Company Provided
34	Mezzanine Loan Monthly IO Payment	Not applicable
35	Mezzanine Loan Annual IO Debt Service	Not applicable
36	Mezzanine Loan Annual IO Debt Service At Cap	Not applicable
37	Subordinate Loan Monthly IO Payment	Not applicable
38	Subordinate Loan Annual IO Debt Service	Not applicable
39	Subordinate Loan Annual IO Debt Service At Cap	Not applicable

	Characteristic	Source Document
40	Total Debt Monthly IO Payment	Refer to calculation procedures
41	Total Debt Annual IO Debt Service	Refer to calculation procedures
42	Total Debt Annual IO Debt Service at Cap	None - Company Provided
43	Monthly P&I Payment	Not applicable
44	Annual P&I Debt Service	Not applicable
45	Interest Accrual Method	Loan Agreement
46	Payment Date	Loan Agreement
47	Interest Accrual Start	Loan Agreement
48	Interest Accrual End	Loan Agreement
49	Mortgage Loan SOFR Assumption	None - Company Provided
50	Mortgage Loan SOFR Rounding Methodology	Loan Agreement
51	Mortgage Loan Interest Rate Adjustment Frequency	Loan Agreement
52	Mortgage Loan Spread	None - Company Provided
53	Mortgage Loan SOFR Floor	Loan Agreement
54	Mortgage Loan SOFR Cap Strike Rate	None - Company Provided
55	Mortgage Loan SOFR Cap Expiration Date	None - Company Provided
56	Mortgage Loan SOFR Cap Provider	None - Company Provided
57	Mortgage Loan SOFR Cap Provider Rating (F/M/S)	None - Company Provided
58	Grace Period (Late Fee)	Loan Agreement
59	Grace Period (Default)	Loan Agreement
60	IO Term (mos)	Refer to calculation procedures
61	Original Amortization Term	Loan Agreement
62	Amortization Type	Loan Agreement
63	Origination Date	None - Company Provided
64	First Payment Date	Loan Agreement
65	Mortgage Loan Interest Rate	Refer to calculation procedures
66	Administrative Fee Rate	None - Company Provided
67	Net Interest Rate	Refer to calculation procedures
68	Mortgage Loan Interest Rate At Cap	None - Company Provided
69	Original Loan Term (mos)	Refer to calculation procedures
70	Remaining Loan Term (mos)	Refer to calculation procedures
71	Seasoning	Refer to calculation procedures
72	Maturity Date	Loan Agreement
73	Extension Options	Loan Agreement
74	Extension Option Description	Loan Agreement
75	Fully Extended Maturity Date	Loan Agreement
76	Mortgage Loan Balloon Balance	Refer to calculation procedures
77	Mezzanine Loan Balloon Balance	Not applicable
78	Subordinate Loan Balloon Balance	Not applicable

	Characteristic	Source Document
79	Total Debt Balloon Balance	Refer to calculation procedures
80	Defeasance Lockout Expiration Date	Loan Agreement
81	Open Period Begin Date	Loan Agreement
82	Prepay Description	Loan Agreement
83	Partial Release (Y/N)	Loan Agreement
84	Partial Release Description	Loan Agreement
85	Appraisal Date	Appraisal Report
86	Appraisal Value Type	Appraisal Report
87	Appraisal Value	Appraisal Report / ALA
88	Cut-off Date Mortgage Loan LTV	Refer to calculation procedures
89	Maturity Date Mortgage Loan LTV	Refer to calculation procedures
90	Cut-off Date Total Debt LTV	Refer to calculation procedures
91	Maturity Date Total Debt LTV	Refer to calculation procedures
92	Third Most Recent NOI Date	Underwritten Financial Summary Report
93	Third Most Recent NOI	Underwritten Financial Summary Report
94	Second Most Recent NOI Date	Underwritten Financial Summary Report
95	Second Most Recent NOI	Underwritten Financial Summary Report
96	Most Recent NOI Date	Underwritten Financial Summary Report
97	Most Recent Description	Underwritten Financial Summary Report
98	Most Recent Effective Gross Income	Underwritten Financial Summary Report
99	Most Recent Expenses	Underwritten Financial Summary Report
100	Most Recent NOI	Underwritten Financial Summary Report
101	Most Recent NCF	Underwritten Financial Summary Report
102	Underwritten Effective Gross Income	Underwritten Financial Summary Report
103	Underwritten Expenses	Underwritten Financial Summary Report
104	Underwritten NOI	Underwritten Financial Summary Report
105	Underwritten Mortgage Loan IO NOI DSCR	Refer to calculation procedures
106	Underwritten Mortgage Loan IO NOI DSCR At Cap	None - Company Provided
107	Underwritten Total Debt IO NOI DSCR	Refer to calculation procedures
108	Underwritten Total Debt IO NOI DSCR At Cap	None - Company Provided
109	Underwritten Mortgage Loan NOI Debt Yield	Refer to calculation procedures
110	Underwritten Total Debt NOI Debt Yield	Refer to calculation procedures
111	Underwritten Replacement Reserve	Underwritten Financial Summary Report
112	Underwritten TI/LC Reserve	Underwritten Financial Summary Report
113	Underwritten NCF	Underwritten Financial Summary Report
114	Underwritten Mortgage Loan IO NCF DSCR	Refer to calculation procedures
115	Underwritten Mortgage Loan IO NCF DSCR At Cap	None - Company Provided
116	Underwritten Total Debt IO NCF DSCR	Refer to calculation procedures
117	Underwritten Total Debt IO NCF DSCR At Cap	None - Company Provided

	Characteristic	Source Document
118	Underwritten Mortgage Loan NCF Debt Yield	Refer to calculation procedures
119	Underwritten Total Debt NCF Debt Yield	Refer to calculation procedures
120	Major Tenant 1	Not applicable
121	Major Tenant 1 Sq. Ft.	Not applicable
122	Major Tenant 1 Expiration	Not applicable
123	Major Tenant 2	Not applicable
124	Major Tenant 2 Sq. Ft.	Not applicable
125	Major Tenant 2 Expiration	Not applicable
126	Major Tenant 3	Not applicable
127	Major Tenant 3 Sq. Ft.	Not applicable
128	Major Tenant 3 Expiration	Not applicable
129	Major Tenant 4	Not applicable
130	Major Tenant 4 Sq. Ft.	Not applicable
131	Major Tenant 4 Expiration	Not applicable
132	Major Tenant 5	Not applicable
133	Major Tenant 5 Sq. Ft.	Not applicable
134	Major Tenant 5 Expiration	Not applicable
135	Lockbox	Loan Agreement
136	Cash Management	Loan Agreement
137	Cash Management Springing Condition	Loan Agreement
138	Engineering Report Date	Engineering Report
139	Environmental Phase I Report Date	Phase I Report
140	Environmental Phase II Report Date	Not applicable
141	Seismic Report Date	Seismic Report
142	PML %	Seismic Report
143	Terrorism Insurance	Insurance Risk Analysis
144	Windstorm Insurance	Insurance Risk Analysis
145	Earthquake Insurance	Insurance Risk Analysis
146	Flood Insurance	Insurance Risk Analysis
147	Ground Lease Expiration Date	Not applicable
148	Ground Lessor	Not applicable
149	Partial Defeasance	Loan Agreement
150	Partial Defeasance Description	Not applicable
151	Future Debt Permitted (Y/N)	Loan Agreement
152	Future Debt Description	Loan Agreement
153	Mezzanine Lender	Not applicable
154	Mezzanine Loan Interest Accrual Method	Not applicable
155	Mezzanine Loan Interest Rate	Not applicable
156	Mezzanine Loan Interest Rate at Cap	Not applicable
157	Mezzanine Loan Origination Date	Not applicable

	Characteristic	Source Document
158	Mezzanine Loan SOFR Assumption	Not applicable
159	Mezzanine Loan SOFR Rounding Methodology	Not applicable
160	Mezzanine Loan Interest Rate Adjustment Frequency	Not applicable
161	Mezzanine Loan Spread	Not applicable
162	Mezzanine Loan SOFR Floor	Not applicable
163	Mezzanine Loan SOFR Cap Strike Rate	Not applicable
164	Mezzanine Loan SOFR Cap Expiration Date	Not applicable
165	Mezzanine Loan SOFR Cap Provider	Not applicable
166	Mezzanine Loan SOFR Cap Provider Rating (F/M/S)	Not applicable
167	Subordinate Lender	Not applicable
168	Subordinate Loan Interest Accrual Method	Not applicable
169	Subordinate Loan Interest Rate	Not applicable
170	Subordinate Loan Interest Rate at Cap	Not applicable
171	Subordinate Loan Origination Date	Not applicable
172	Subordinate Loan SOFR Assumption	Not applicable
173	Subordinate Loan SOFR Rounding Methodology	Not applicable
174	Subordinate Loan Interest Rate Adjustment Frequency	Not applicable
175	Subordinate Loan Spread	Not applicable
176	Subordinate Loan SOFR Floor	Not applicable
177	Subordinate Loan SOFR Cap Strike Rate	Not applicable
178	Subordinate Loan SOFR Cap Expiration Date	Not applicable
179	Subordinate Loan SOFR Cap Provider	Not applicable
180	Subordinate Loan SOFR Cap Provider Rating (F/M/S)	Not applicable
181	Total Debt Spread	None - Company Provided
182	Total Debt Interest Rate	Refer to calculation procedures
183	Total Debt Interest Rate at Cap	None - Company Provided
184	Non-Consolidation Opinion	Non-Consolidation Opinion
185	Independent Director	Loan Agreement
186	SPE	Loan Agreement
187	Real Estate Tax Escrow - Initial	Loan Agreement
188	Real Estate Tax Escrow - Ongoing	Loan Agreement
189	Real Estate Tax Escrow - Springing Condition	Loan Agreement
190	Insurance Escrow - Initial	Loan Agreement
191	Insurance Escrow - Ongoing	Loan Agreement
192	Insurance Escrow - Springing Condition	Loan Agreement
193	Replacement Reserve Escrow - Initial	Loan Agreement
194	Replacement Reserve Escrow - Ongoing	Loan Agreement

	Characteristic	Source Document
195	Replacement Reserve Escrow - Springing Condition	Loan Agreement
196	Immediate Repairs Escrow - Initial	Loan Agreement
197	Immediate Repairs Escrow - Ongoing	Loan Agreement
198	Rollover Escrow - Initial	Loan Agreement
199	Rollover Escrow - Ongoing	Loan Agreement
200	Rollover Escrow - Springing Condition	Not applicable
201	Other Escrow Required	Loan Agreement
202	Other Escrow 1 - Description	Not applicable
203	Other Escrow 1 - Initial	Loan Agreement
204	Other Escrow 1 - Ongoing	Loan Agreement
205	Other Escrow 1 - Springing Condition	Not applicable
206	Other Escrow 2 - Description	Not applicable
207	Other Escrow 2 - Initial	Loan Agreement
208	Other Escrow 2 - Ongoing	Loan Agreement
209	Other Escrow 2 - Springing Condition	Not applicable

Calculation Procedures

With respect to Characteristic 16, we recomputed the Mortgage Loan Per Unit by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Total Property Units.

With respect to Characteristic 17, we recomputed the Total Debt Per Unit by dividing the (i) Total Debt Cut-off Date Balance by (ii) Total Property Units.

With respect to Characteristic 19, we recomputed the Mortgage Loan Cut-off Date Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 25, we recomputed the Total Debt Cut-off Date Balance as being equal to the Total Debt Original Balance.

With respect to Characteristic 31, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Mortgage Loan Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 32, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Mortgage Loan Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 40, we recomputed the Total Debt Monthly IO Payment by dividing (i) the product of (a) the Total Debt Cut-off Date Balance, (b) the Total Debt Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 41, we recomputed the Total Debt Annual IO Debt Service as the product of (a) the Total Debt Cut-off Date Balance, (b) the Total Debt Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 60, we recomputed the IO Term (mos) as being equal to the Original Loan Term (mos).

With respect to Characteristic 65, we recomputed the Mortgage Loan Interest Rate as the sum of the (a) Mortgage Loan SOFR Assumption and (b) Mortgage Loan Spread.

With respect to Characteristic 67, we recomputed the Net Interest Rate as the difference of the (a) Mortgage Loan Interest Rate and (b) Administrative Fee Rate.

With respect to Characteristic 69, we recomputed the Original Loan Term (mos) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 70, we recomputed the Remaining Loan Term (mos) as the difference of the (a) Original Loan Term (mos) and (b) Seasoning.

With respect to Characteristic 71, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of August 1, 2026 (the “Cut-off Date” as stipulated by representatives of the Company).

With respect to Characteristic 76, we recomputed the Mortgage Loan Balloon Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 79, we recomputed the Total Debt Balloon Balance as being equal to the Total Debt Original Balance.

With respect to Characteristic 88, we recomputed the Cut-off Date Mortgage Loan LTV by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 89, we recomputed the Maturity Date Mortgage Loan LTV by dividing the (i) Mortgage Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 90, we recomputed the Cut-off Date Total Debt LTV by dividing the (i) Total Debt Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 91, we recomputed the Maturity Date Total Debt LTV by dividing the (i) Total Debt Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 105, we recomputed the Underwritten Mortgage Loan IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 107, we recomputed the Underwritten Total Debt IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Total Debt Annual IO Debt Service.

With respect to Characteristic 109, we recomputed the Underwritten Mortgage Loan NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 110, we recomputed the Underwritten Total Debt NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Total Debt Cut-off Date Balance.

With respect to Characteristic 114, we recomputed the Underwritten Mortgage Loan IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 116, we recomputed the Underwritten Total Debt IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Total Debt Annual IO Debt Service.

With respect to Characteristic 118, we recomputed the Underwritten Mortgage Loan NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 119, we recomputed the Underwritten Total Debt NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Total Debt Cut-off Date Balance.

With respect to Characteristic 182, we recomputed the Total Debt Interest Rate as the sum of the (a) Mortgage Loan SOFR Assumption and (b) Total Debt Spread.